Cash and cash equivalents and short-term investments - Short-Term Investments (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Short Term Investments [Line Items]
Cash and cash equivalents		€ 3,532.3
Short-term investments	€ 1,302.2	1,185.8
Deposits
Short Term Investments [Line Items]
Cash and cash equivalents	1,545.3	434.8
Interest-bearing Deposits
Short Term Investments [Line Items]
Cash and cash equivalents	662.2	957.8
Fair Value, Recurring
Short Term Investments [Line Items]
Investments in money market funds	3,841.9	2,139.7
Short-term investments	€ 1,302.2	€ 1,185.8